Breakdown of expenses by nature (Tables)	12 Months Ended
Dec. 31, 2022
Depreciation, Amortization and Impairments [Abstract]
Summary of depreciation, amortization and impairments

(in €‘000)	2022	2021	2020
		(restated)[1]	(restated)[1]
Included in cost of sales:
Depreciation of property, plant and equipment	16,542	5,417	4,024
Impairments of property, plant and equipment	701	354	466
Reversal of impairments of property, plant and equipment	(679)	(381)	—
Amortization of intangible assets	2,883	2,623	3,404
Depreciation of right-of-use assets	886	141	141
Included in selling and distribution expenses:
Depreciation of right-of-use assets	148	92	153
Amortization of customer relationships	231	—	—
Included in general and administrative expenses:
Depreciation of property, plant and equipment	185	206	285
Depreciation of right-of-use assets	5,676	3,175	1,511
Amortization of intangible assets	577	97	333
Total	27,150	11,724	10,317
[1] Refer to Note 2.7.24 for details regarding the restatement of comparative figures as a result of changes in accounting policies

Summary of employee benefits

(in €‘000)	2022	2021	2020
Included in selling and distribution expenses:
Wages and salaries	1,195	1,527	1,961
Social security costs	127	178	266
Pension costs	139	144	239
Termination benefits	194	11	360
Other employee costs	(5)	34	78
Contingent workers	—	4	3
Subtotal	1,650	1,898	2,907
Included in general and administrative expenses:
Wages and salaries	14,968	9,951	12,190
Social security costs	1,980	1,262	1,666
Pension costs	1,553	1,025	1,479
Termination benefits	222	42	2,674
Share-based payment expenses	41,230	89,636	2,450
Other employee costs	283	219	410
Contingent workers	4,853	3,358	3,012
Capitalized hours	—	(468)	(332)
Subtotal	65,089	105,025	23,549
Total	66,739	106,923	26,456

Summary of financial position and the movements in the Jubilee provision
The next table provides a summary of the changes in the defined benefit obligations in France.

(in €‘000)	2022
Defined benefit pension provision - Opening	—
Current service cost	30
Interest cost	6
Total amount recognized in the consolidated statement of profit or loss	36
Remeasurement:
(Gain)/loss from change in financial assumptions	(19)
Experience (gain)/loss	46
Total amount recognized in the consolidated statement of other comprehensive income	27

Acquisition	386
Benefit payments from plans	—
Defined benefit provision - Closing	449
The amounts recorded in the consolidated statement of financial position and the movements in the jubilee provision over all reporting periods presented, are as follows:

(in €‘000)	2022	2021
Jubilee provision – Opening	73	78
Current service cost	11	11
Past service cost	—	(19)
Interest cost	—	—
Remeasurements	(58)	3
Total amount recognized in the consolidated statement of profit or loss	(47)	(5)
Employer contributions	—	—
Benefit payments	—	—
Jubilee provision – Closing	26	73

Summary of sensitivity analysis
The principal actuarial assumptions at the reporting dates are:

(in %)	2022
Discount rate	2.5% - 3.7%
Wage inflation	2.5%
Turnover	5.6% - 16.8%
The calculation of the defined benefit obligation is sensitive to, amongst others, the discount rate, rate of inflation and changes in life expectancy. In 2022, the sensitivity analysis was as follows:

In % / in €'000	-0.5%	+0.5%
Discount rate	5.1%	(4.7)%
Salary increases	(4.7)%	5.1%
Turnover rates	1.0%	(1.0)%
The above sensitivity analyses are based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as when calculating the defined benefit liability recognized in the balance sheet.